PIMCO StocksPLUS Global Portfolio Investment Strategy - Administrative Class [Member] - PIMCO StocksPLUS Global Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by gaining equity exposure to S&P 500 Index stocks and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Specified Index. The Portfolio may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Portfolio’s equity exposure will not be hedged into U.S. dollars. The Portfolio typically will seek to gain notional long exposure to its Specified Index in an amount, under normal circumstances, approximately equal to the Portfolio’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. Remaining Portfolio assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Specified Index is a blended index. The MSCI EAFE Net Total Return USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis. The S&P 500 Index is a group of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio seeks to remain invested in equity derivatives, stocks and/or equity-related underlying funds even when the Specified Index is declining. The Portfolio may invest in equities or equity derivatives that do not comprise the Specified Index. The Portfolio is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies. The Portfolio is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies.The Portfolio may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Portfolio’s fixed income investments, the Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. With respect to the Portfolio’s fixed income investments, the Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means that with respect to fixed income instruments, the Portfolio may invest, together with any other investments denominated in non-U.S. currencies, up to 30% of its total assets in such instruments). With respect to the Portfolio’s fixed income investments, the Portfolio will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred securities.